                                   UAM Funds
                       Funds for the Informed Investor(SM)

              Chicago Asset Management Value/Contrarian Portfolio

                           Institutional Class Shares

                        Supplement dated April 12, 2001
                    to the Prospectus dated August 28, 2000

     The second sentence in the section titled "Value/Contrarian Portfolio - What are the Fund's Objectives" is hereby deleted and replaced by the following:

The fund may change its investment objective without shareholder approval.


     The third sentence under the section entitled "Investment Management - Investment Adviser" is hereby amended by adding the following:

The adviser, formerly an affiliate of Old Mutual (U.S.) Holdings Inc. (formerly named United Asset Management Corporation), was purchased by its senior officers as of December 31, 2000.

                                   UAM FUNDS
                       Funds for the Informed Investor(SM)

              Chicago Asset Management Value/Contrarian Portfolio

                        Supplement dated April 12, 2001
        to the Statement of Additional Information dated August 28, 2000

     The section titled "Investment Policies of a Fund" is hereby deleted and replaced by the following:

The following investment limitations are fundamental, which means the Fund cannot change them without approval by the vote of a majority of the outstanding voting securities of the Fund, as defined by the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund will determine investment limitation percentages (with the exception of a limitation relating to borrowing) immediately after and as a result of its acquisition of such security or other asset. Accordingly, the Fund will not consider changes in values, net assets or other circumstances when determining whether the investment complies with its investment limitations. The Fund will not:

o Make any investment inconsistent with the Fund's classification as a diversified series of an open-end investment company under the 1940 Act. This restriction does not, however, apply to any Fund classified as a non-diversified series of an open-end investment company under the 1940 Act.

o Concentrate its investments in the securities of one or more issuers conducting their principal business activities in the same industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

o Borrow money, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction and the guidelines set forth in the Fund's prospectus and statement of additional information as they may be amended from time to time.

o Purchase or sell commodities or contracts on commodities except that the Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

o Purchase or sell real estate, except: (1) to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction; (2) that the Fund may invest in securities of issuers that deal or invest in real estate; and (3) that the Fund may purchase securities secured by real estate or interests therein.

o Make loans to other persons, except that the Fund may lend its portfolio securities in accordance with applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction and the guidelines set forth in the Fund's prospectus and statement of additional information as they may be amended from time to time. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

o Underwrite the securities of other issuers, except insofar as the Fund may technically be deemed to be an underwriter under the Securities Act of 1933 in connection with the purchase or sale of its portfolio securities.

o Issue senior securities, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction.



     The section titled "Investment Advisory and Other Services - Investment Adviser" is hereby deleted and replaced by the following:

Chicago Asset Management Company, a Delaware corporation located at 70 West Madison Street, 56th Floor, Chicago, Illinois 60602, is the investment adviser to the Funds. The Adviser manages and supervises the investment of each Fund's assets on a discretionary basis. The adviser, has specialized in the active management of stocks, bonds and balanced portfolios for institutional and tax-exempt clients since 1983. The adviser provides investment management services to corporations, unions, pension and profit sharing plans, trusts and other institutions.